Income Taxes - Additional Information (Detail)	12 Months Ended				12 Months Ended																																																									12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2012 Abgent Inc. and its subsidiaries USD ($)	Dec. 31, 2013 China USD ($)	Dec. 31, 2013 China Minimum CNY	Dec. 31, 2013 China Maximum	Dec. 31, 2013 China High and New Technology Enterprises	Dec. 31, 2013 China Other Subsidiaries	Dec. 31, 2012 China Other Subsidiaries	Dec. 31, 2013 China WuXi AppTec Co., Ltd. Minimum	Dec. 31, 2013 China WuXi AppTec Co., Ltd. High and New Technology Enterprises	Dec. 31, 2010 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2013 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2012 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2010 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2009 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Minimum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Maximum	Dec. 31, 2012 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2010 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2009 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Minimum	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Maximum	Dec. 31, 2012 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Minimum	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Maximum	Dec. 31, 2013 China WuXi AppTec (Wuhan) Co, Ltd	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co, Ltd	Dec. 31, 2013 China WuXi AppTec (Wuhan) Co, Ltd Minimum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co, Ltd Minimum	Dec. 31, 2013 China WuXi AppTec (Wuhan) Co, Ltd Maximum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co, Ltd Maximum	Dec. 31, 2013 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2013 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Minimum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Minimum	Dec. 31, 2013 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Maximum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Maximum	Dec. 31, 2013 China Shanghai STA Pharmaceutical R&D Co., Ltd.	Dec. 31, 2012 China Shanghai STA Pharmaceutical R&D Co., Ltd.	Dec. 31, 2011 China Shanghai STA Pharmaceutical R&D Co., Ltd.	Dec. 31, 2011 China Shanghai STA Pharmaceutical R&D Co., Ltd. Minimum	Dec. 31, 2011 China Shanghai STA Pharmaceutical R&D Co., Ltd. Maximum	Dec. 31, 2013 United States	Dec. 31, 2011 United States USD ($)	Dec. 31, 2013 United States Minimum	Dec. 31, 2013 United States Maximum	Dec. 31, 2013 State USD ($)	Dec. 31, 2013 State Minimum	Dec. 31, 2013 State Maximum	Dec. 31, 2013 HONG KONG Shanghai AppTec (HK) Limited
Income Taxes [Line Items]
Profit tax rate																																																																			16.50%
PRC enterprise income tax rate	25.00%	25.00%	25.00%		25.00%				25.00%	25.00%
Effective income tax rate, effective date					2008-01-01							2008-01-01
Transitional income tax rate period					5 years
Preferential enterprise tax rate								15.00%				15.00%				15.00%	15.00%	15.00%	15.00%
Manufacturing foreign invested enterprises business term											10 years
Enterprise tax rate during transition period													11.00%	10.00%	9.00%
Preferential income tax rate period																				2008	2013						2008	2013						2008	2013						2008	2013			2012	2013	2014	2015			2012	2013	2014	2015
Enterprise income tax rate																						12.50%	12.50%	12.50%	0.00%	0.00%			12.50%	12.50%	12.50%	0.00%	0.00%			12.50%	12.50%	12.50%	0.00%	0.00%															12.50%	0.00%	0.00%
Preferential tax rate																							15.00%							15.00%							15.00%						15.00%	15.00%					15.00%	15.00%
Enterprise income tax rate period																																																										2011	2015
Effective income tax rate, federal statutory rate																																																												34.00%
Effective income tax rate, state tax rate																																																														5.00%	10.00%
Uncertain tax benefits																																																													$ 1,800,000
Deferred tax liabilities	3,719,000	4,906,000		1,100,000
Reduction due to lapse of statute of limitations		700,000
Undistributed earnings					480,500,000
Dividend withholding tax rate					10.00%
Operating loss carryforward					6,800,000																																																											2,700,000
Operating loss carryforward, expiration year						2014	2018																																																										2024	2032
Statute of limitations period if the underpayment of taxes is due to computational errors					3 years
Statute of limitations period if the underpayment of taxes is due to computational errors, special circumstance					5 years
Underpayment of tax liability, special circumstance						100,000
Statute of limitations period, transfer pricing adjustment					10 years
Valuation allowance	$ 600,000
Income tax return, examination period																																																																	3 years	4 years